Other Accounts Receivable and Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Other Accounts Receivable and Prepaid Expenses [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES
NOTE 4:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31
	2017	2016

Government authorities	$71	$145
Advances to suppliers	193	328
Prepaid expenses	578	436
Accrued income	29	26
Other	27	57

	$898	$992